Summary of Significant Accounting Policies - Schedule of Disaggregates the Group’s Revenue Product Categories (Details) - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregates the Group’s Revenue Product Categories [Line Items]
Net revenue		$ 4,543,585	$ 5,309,095
Medical devices [Member]
Schedule of Disaggregates the Group’s Revenue Product Categories [Line Items]
Net revenue	[1]	4,196,880	4,564,468
Masks [Member]
Schedule of Disaggregates the Group’s Revenue Product Categories [Line Items]
Net revenue		309,962	566,549
Commodity trading [Member]
Schedule of Disaggregates the Group’s Revenue Product Categories [Line Items]
Net revenue	[2]	$ 36,743	$ 178,078

[1]	Medical devices are mainly anesthesia & respiratory consumables.
[2]	The commodities traded primarily consist of protective clothing, waterproof goggles, protective foot covers, and raw materials of masks and medical devices.